245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 29, 2020

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund (the trust): File Nos. 002-75010 and 811-03329
Equity-Income Portfolio
Floating Rate High Income Portfolio
Growth Portfolio
High Income Portfolio
Overseas Portfolio
Value Portfolio (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust